Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT Mutual Funds Inc
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000009596
Shareholder Report [Line Items]
Fund Name	Sit Balanced Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Balanced Fund returned +11.94%. The S&P 500® Index's return was +22.32%, and the Bloomberg Aggregate Bond Index's return was +3.79%.  During the period, stock selection in the electronic technology sector was the largest detractor from performance.  In this sector, the Fund’s underweight positions in several outperforming stocks, including Micron, Advanced Micro Devices, Intel, Lam Research, and Sandisk, were significant detractors from relative returns.  In addition, within the health technology sector, our positions in Intuitive Surgical (-27%) and DexCom (-37%) and an underweight position in Johnson & Johnson (+70%) negatively impacted stock selection.  Relative returns were also negatively impacted from the Fund’s underweight position in the technology services sector.   Conversely, strong stock selection in the finance sector augmented returns over the period, with the Fund’s position in Goldman Sachs (+46%) outperforming the sector index return.

Line Graph [Table Text Block]
Table Summary
	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
6/16	$10,000	$10,000	$10,000
6/17	11,256	9,969	11,789
6/18	12,364	9,929	13,484
6/19	13,350	10,710	14,889
6/20	14,941	11,646	16,006
6/21	18,898	11,607	22,536
6/22	16,087	10,413	20,144
6/23	18,102	10,315	24,091
6/24	21,869	10,587	30,007
6/25	24,183	11,230	34,557
6/26	27,071	11,656	42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Balanced Fund	11.94%	7.45%	10.47%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
S&P 500® Index	22.32%	13.41%	15.51%

AssetsNet	$ 77,403,948
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 594,024
InvestmentCompanyPortfolioTurnover	19.79%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$77,403,948
# of Portfolio Holdings	215
Portfolio Turnover Rate	19.79%
Investment Advisory Fees Paid	$594,024

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
NVIDIA Corp.	8.0%
Alphabet, Inc.	7.4
Broadcom, Inc.	5.3
Apple, Inc.	5.0
Microsoft Corp.	3.6
Amazon.com, Inc.	3.0
Goldman Sachs Group, Inc.	2.1
Palo Alto Networks, Inc.	1.9
Applied Materials, Inc.	1.8
Meta Platforms, Inc.	1.5

Equity Sector (% of Net Assets)

Table Summary
Electronic Technology	24.1%
Technology Services	14.5
Retail Trade	5.4
Finance	5.0
Producer Manufacturing	4.5
Health Technology	3.8
Consumer Services	1.8
Industrial Services	1.7
Health Services	1.0
Others	2.5
Total	64.3%

Portfolio Composition of Bonds (% of Net Assets)

Table Summary
Collateralized Mortgage Obligations	6.6%
Mortgage Pass-Through Securities	6.5
Corporate Bonds	5.9
Taxable Municipal Securities	5.2
U.S. Treasury / Federal Agency Securities	4.9
Others	4.9
Total	34.0%

Asset Weighting (% of Net Assets)

Table Summary
Equities	64.3%
Bonds	34.0
Cash and other net assets	1.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.80% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.00% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.80%. The fee reduction formalizes this lower rate on a contractual basis.

C000009600
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	I
Trading Symbol	SDVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Dividend Growth Fund - Class I returned +19.34%, underperforming the S&P 500® Index's return of +22.32%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.62% as of June 30, 2026, compared to +1.11% for the S&P 500® Index. The combination of stock selection and an underweight position in the electronic technology sector was the largest detractor from performance. The Fund's underweight positions in Advanced Micro Devices, Intel, Lam Research, and Sandisk, were significant detractors from relative returns. Within the technology services sector, our position in Intuit (-65%) and an underweight position in Alphabet (+100%) negatively impacted stock selection. Strong stock selection in the retail trade and finance sectors augmented returns over the period. Strong performers in these sectors included eBay (+52%), TJX Companies (+24%), Bank of New York Mellon (+62%), and Citigroup (+68%).

Line Graph [Table Text Block]
Table Summary
	Sit Dividend Growth Fund - Class I	S&P 500® Index
6/16	$10,000	$10,000
6/17	11,541	11,789
6/18	12,737	13,484
6/19	13,804	14,889
6/20	14,558	16,006
6/21	20,109	22,536
6/22	18,646	20,144
6/23	21,397	24,091
6/24	25,400	30,007
6/25	28,701	34,557
6/26	34,252	42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	19.34%	11.24%	13.10%
S&P 500® Index	22.32%	13.41%	15.51%

AssetsNet	$ 243,947,243
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,626,485
InvestmentCompanyPortfolioTurnover	43.80%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$243,947,243
# of Portfolio Holdings	78
Portfolio Turnover Rate	43.80%
Investment Advisory Fees Paid	$1,626,485
Weighted average market cap	$964.2 Billion
Weighted average market cap	$964.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Apple, Inc.	5.0%
NVIDIA Corp.	4.4
Microsoft Corp.	4.4
Broadcom, Inc.	4.2
Alphabet, Inc.	3.6
Micron Technology, Inc.	2.5
Williams Cos., Inc.	2.1
Amazon.com, Inc.	1.9
Cisco Systems, Inc.	1.8
Applied Materials, Inc.	1.8

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	24.6%
Finance	15.2
Health Technology	11.0
Technology Services	9.7
Producer Manufacturing	9.3
Retail Trade	4.9
Utilities	4.5
Consumer Non-Durables	3.2
Industrial Services	3.2
Others	13.6
Cash and other net assets	0.8
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.70% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.00% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.70%. The fee reduction formalizes this lower rate on a contractual basis.

C000033658
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	S
Trading Symbol	SDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Dividend Growth Fund - Class S returned +19.01%, underperforming the S&P 500® Index's return of +22.32%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.62% as of June 30, 2026, compared to +1.11% for the S&P 500® Index. The combination of stock selection and an underweight position in the electronic technology sector was the largest detractor from performance. The Fund's underweight positions in Advanced Micro Devices, Intel, Lam Research, and Sandisk, were significant detractors from relative returns. Within the technology services sector, our position in Intuit (-65%) and an underweight position in Alphabet (+100%) negatively impacted stock selection. Strong stock selection in the retail trade and finance sectors augmented returns over the period. Strong performers in these sectors included eBay (+52%), TJX Companies (+24%), Bank of New York Mellon (+62%), and Citigroup (+68%).

Line Graph [Table Text Block]
Table Summary
	Sit Dividend Growth Fund - Class S	S&P 500® Index
6/16	$10,000	$10,000
6/17	11,511	11,789
6/18	12,669	13,484
6/19	13,697	14,889
6/20	14,409	16,006
6/21	19,865	22,536
6/22	18,374	20,144
6/23	21,034	24,091
6/24	24,903	30,007
6/25	28,058	34,557
6/26	33,393	42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	19.01%	10.95%	12.81%
S&P 500® Index	22.32%	13.41%	15.51%

AssetsNet	$ 243,947,243
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,626,485
InvestmentCompanyPortfolioTurnover	43.80%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$243,947,243
# of Portfolio Holdings	78
Portfolio Turnover Rate	43.80%
Investment Advisory Fees Paid	$1,626,485
Weighted average market cap	$964.2 Billion
Weighted average market cap	$964.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Apple, Inc.	5.0%
NVIDIA Corp.	4.4
Microsoft Corp.	4.4
Broadcom, Inc.	4.2
Alphabet, Inc.	3.6
Micron Technology, Inc.	2.5
Williams Cos., Inc.	2.1
Amazon.com, Inc.	1.9
Cisco Systems, Inc.	1.8
Applied Materials, Inc.	1.8

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	24.6%
Finance	15.2
Health Technology	11.0
Technology Services	9.7
Producer Manufacturing	9.3
Retail Trade	4.9
Utilities	4.5
Consumer Non-Durables	3.2
Industrial Services	3.2
Others	13.6
Cash and other net assets	0.8
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.70% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.00% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.70%. The fee reduction formalizes this lower rate on a contractual basis.

C000069003
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	I
Trading Symbol	GDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Global Dividend Growth Fund - Class I returned +17.29%, underperforming the MSCI World Index's return of +21.34%.  The Fund’s gross dividend yield (before deducting Fund expenses) was +1.48% as of June 30, 2026, compared to +1.50% for the MSCI World Index.  During the period, stock selection in the outperforming capital goods sector was the largest detractor from performance.  In this sector, the Fund’s underweight positions in outperforming stocks Caterpillar and GE Vernova and overweight positions in Otis (-27%) and BAE Systems (-4%) were significant detractors from relative returns. Strong stock selection in the semiconductors & semiconductor equipment allocation augmented returns with strong outperformance from Applied Materials and Broadcom.

Line Graph [Table Text Block]
Table Summary
	Sit Global Dividend Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
6/17	11,194	11,820
6/18	11,918	13,130
6/19	13,012	13,961
6/20	13,653	14,358
6/21	18,378	19,964
6/22	16,299	17,102
6/23	18,981	20,267
6/24	22,797	24,360
6/25	25,898	28,320
6/26	30,376	34,363

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	17.29%	10.57%	11.75%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 67,272,781
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 618,538
InvestmentCompanyPortfolioTurnover	4.85%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$67,272,781
# of Portfolio Holdings	61
Portfolio Turnover Rate	4.85%
Investment Advisory Fees Paid	$618,538
Weighted average market cap	$1,162.0 Billion
Weighted average market cap	$1,162.0 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	29.9%
Finance	14.7
Technology Services	12.1
Producer Manufacturing	10.3
Health Technology	6.8
Consumer Services	3.7
Industrial Services	3.6
Utilities	2.7
Others	12.5
Cash and other net assets	3.7
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
Broadcom, Inc.	9.7%
Apple, Inc.	7.3
Applied Materials, Inc.	6.6
Microsoft Corp.	5.2
NVIDIA Corp.	4.8
Alphabet, Inc.	4.7
JPMorgan Chase & Co.	3.5
Iberdrola SA	2.2
Goldman Sachs Group, Inc.	2.1
Siemens AG	2.0

Country Allocation (% of Net Assets)

Table Summary
United States	65.9%
United Kingdom	8.4
Germany	5.8
Ireland	3.8
Switzerland	3.3
Spain	2.2
Singapore	1.8
Belgium	1.5
Australia	1.4
France	1.1
Others	1.1
Cash and other net assets	3.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

 Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 1.00% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 1.00%. The fee reduction formalizes this lower rate on a contractual basis.

C000071096
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	S
Trading Symbol	GDGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Global Dividend Growth Fund - Class S returned +16.98%, underperforming the MSCI World Index's return of +21.34%.  The Fund’s gross dividend yield (before deducting Fund expenses) was +1.48% as of June 30, 2026, compared to +1.50% for the MSCI World Index.  During the period, stock selection in the outperforming capital goods sector was the largest detractor from performance.  In this sector, the Fund’s underweight positions in outperforming stocks Caterpillar and GE Vernova and overweight positions in Otis (-27%) and BAE Systems (-4%) were significant detractors from relative returns. Strong stock selection in the semiconductors & semiconductor equipment allocation augmented returns with strong outperformance from Applied Materials and Broadcom.

Line Graph [Table Text Block]
Table Summary
	Sit Global Dividend Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
6/17	11,167	11,820
6/18	11,852	13,130
6/19	12,916	13,961
6/20	13,511	14,358
6/21	18,147	19,964
6/22	16,046	17,102
6/23	18,634	20,267
6/24	22,333	24,360
6/25	25,303	28,320
6/26	29,600	34,363

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	16.98%	10.28%	11.46%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 67,272,781
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 618,538
InvestmentCompanyPortfolioTurnover	4.85%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$67,272,781
# of Portfolio Holdings	61
Portfolio Turnover Rate	4.85%
Investment Advisory Fees Paid	$618,538
Weighted average market cap	$1,162.0 Billion
Weighted average market cap	$1,162.0 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	29.9%
Finance	14.7
Technology Services	12.1
Producer Manufacturing	10.3
Health Technology	6.8
Consumer Services	3.7
Industrial Services	3.6
Utilities	2.7
Others	12.5
Cash and other net assets	3.7
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
Broadcom, Inc.	9.7%
Apple, Inc.	7.3
Applied Materials, Inc.	6.6
Microsoft Corp.	5.2
NVIDIA Corp.	4.8
Alphabet, Inc.	4.7
JPMorgan Chase & Co.	3.5
Iberdrola SA	2.2
Goldman Sachs Group, Inc.	2.1
Siemens AG	2.0

Country Allocation (% of Net Assets)

Table Summary
United States	65.9%
United Kingdom	8.4
Germany	5.8
Ireland	3.8
Switzerland	3.3
Spain	2.2
Singapore	1.8
Belgium	1.5
Australia	1.4
France	1.1
Others	1.1
Cash and other net assets	3.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

 Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 1.00% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 1.00%. The fee reduction formalizes this lower rate on a contractual basis.

C000170242
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	I
Trading Symbol	IESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit ESG Growth Fund - Class I returned +14.17%, underperforming the MSCI World Index's return of +21.34%.  During the period, stock selection within the semiconductors & semiconductor equipment sector negatively impacted returns.  Underweight positions in Micron (+838%), Advanced Micro Devices (+309%), and Intel (+523%) had the largest impact on relative returns within the sector.  The capital goods sector also negatively impacted returns due to the underweight of Caterpillar and overweight positions in BAE Systems and Trane.  Conversely, stock selection within the financial services sector augmented returns positively, with Goldman Sachs (+45%) and Man Group (+78%) outperforming significantly.  Within the software & services sector, the Fund’s overweight position in Alphabet (+103%) also contributed substantially to relative returns.

Line Graph [Table Text Block]
Table Summary
	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
6/17	11,313	11,820
6/18	12,509	13,130
6/19	13,548	13,961
6/20	14,425	14,358
6/21	19,036	19,964
6/22	15,806	17,102
6/23	19,215	20,267
6/24	23,424	24,360
6/25	27,095	28,320
6/26	30,934	34,363

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit ESG Growth Fund - Class I	14.17%	10.20%	11.95%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 14,629,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 139,195
InvestmentCompanyPortfolioTurnover	3.28%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$14,629,989
# of Portfolio Holdings	55
Portfolio Turnover Rate	3.28%
Investment Advisory Fees Paid	$139,195
Weighted average market cap	$1,485.8 Billion
Weighted average market cap	$1,485.8 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	27.1%
Technology Services	13.8
Finance	11.8
Producer Manufacturing	11.4
Health Technology	7.3
Consumer Services	4.5
Consumer Non-Durables	3.3
Retail Trade	3.2
Others	11.6
Cash and other net assets	6.0
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
NVIDIA Corp.	12.6%
Apple, Inc.	7.1
Alphabet, Inc.	6.1
Microsoft Corp.	5.1
Broadcom, Inc.	5.0
Goldman Sachs Group, Inc.	4.1
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.8
Singapore Technologies Engineering, Ltd.	2.7
JPMorgan Chase & Co.	2.4

Country Allocation (% of Net Assets)

Table Summary
United States	57.3%
United Kingdom	8.6
Germany	6.2
Japan	4.9
Ireland	4.8
Switzerland	2.9
Spain	2.8
Singapore	2.7
France	1.9
Belgium	1.0
Others	0.9
Cash and other net assets	6.0
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 1.00% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 1.00%. The fee reduction formalizes this lower rate on a contractual basis.

C000170243
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	S
Trading Symbol	SESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit ESG Growth Fund - Class S returned +13.88%, underperforming the MSCI World Index's return of +21.34%.  During the period, stock selection within the semiconductors & semiconductor equipment sector negatively impacted returns.  Underweight positions in Micron (+838%), Advanced Micro Devices (+309%), and Intel (+523%) had the largest impact on relative returns within the sector.  The capital goods sector also negatively impacted returns due to the underweight of Caterpillar and overweight positions in BAE Systems and Trane.  Conversely, stock selection within the financial services sector augmented returns positively, with Goldman Sachs (+45%) and Man Group (+78%) outperforming significantly.  Within the software & services sector, the Fund’s overweight position in Alphabet (+103%) also contributed substantially to relative returns.

Line Graph [Table Text Block]
Table Summary
	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
6/17	11,279	11,820
6/18	12,449	13,130
6/19	13,446	13,961
6/20	14,283	14,358
6/21	18,797	19,964
6/22	15,556	17,102
6/23	18,865	20,267
6/24	22,943	24,360
6/25	26,482	28,320
6/26	30,159	34,363

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit ESG Growth Fund - Class S	13.88%	9.92%	11.67%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 14,629,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 139,195
InvestmentCompanyPortfolioTurnover	3.28%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$14,629,989
# of Portfolio Holdings	55
Portfolio Turnover Rate	3.28%
Investment Advisory Fees Paid	$139,195
Weighted average market cap	$1,485.8 Billion
Weighted average market cap	$1,485.8 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	27.1%
Technology Services	13.8
Finance	11.8
Producer Manufacturing	11.4
Health Technology	7.3
Consumer Services	4.5
Consumer Non-Durables	3.3
Retail Trade	3.2
Others	11.6
Cash and other net assets	6.0
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
NVIDIA Corp.	12.6%
Apple, Inc.	7.1
Alphabet, Inc.	6.1
Microsoft Corp.	5.1
Broadcom, Inc.	5.0
Goldman Sachs Group, Inc.	4.1
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.8
Singapore Technologies Engineering, Ltd.	2.7
JPMorgan Chase & Co.	2.4

Country Allocation (% of Net Assets)

Table Summary
United States	57.3%
United Kingdom	8.6
Germany	6.2
Japan	4.9
Ireland	4.8
Switzerland	2.9
Spain	2.8
Singapore	2.7
France	1.9
Belgium	1.0
Others	0.9
Cash and other net assets	6.0
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 1.00% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 1.00%. The fee reduction formalizes this lower rate on a contractual basis.

C000153295
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	I
Trading Symbol	SSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Small Cap Dividend Growth Fund - Class I returned +32.90%, underperforming the Russell 2000® Index's return of +40.78%.  The Fund’s gross dividend yield (before deducting Fund expenses) was +1.51% as of June 30, 2026, compared to +1.17% for the Russell 2000® Index.  During the period, the combination of stock selection and an underweight position in the health technology sector was the largest detractor from performance.  Laggards included Atricure (-15%), Lantheus (-37%), Vericel, and STERIS.  In addition, within the producer manufacturing sector, our positions in AeroVironment (-42%), Crane, Carlisle Companies, and Huntington Ingalls and an underweight position in Bloom Energy (+1165%) negatively impacted stock selection.  Conversely, strong stock selection in the industrial services and electronic technology sectors augmented returns over the period.  Strong performers in these sectors included Argan (+264%), Kodiak (+129%), MKSI, and Coherent.

Line Graph [Table Text Block]
Table Summary
	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
6/16	$10,000	$10,000	$10,000
6/17	11,584	11,851	12,460
6/18	12,511	13,602	14,649
6/19	12,443	14,824	14,164
6/20	12,064	15,792	13,226
6/21	17,871	22,767	21,429
6/22	14,957	19,610	16,029
6/23	17,380	23,327	18,002
6/24	19,875	28,721	19,812
6/25	21,866	33,114	21,334
6/26	29,060	40,672	30,034

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class I	32.90%	10.21%	11.26%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%

AssetsNet	$ 54,765,939
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 388,063
InvestmentCompanyPortfolioTurnover	12.75%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$54,765,939
# of Portfolio Holdings	94
Portfolio Turnover Rate	12.75%
Investment Advisory Fees Paid	$388,063
Weighted average market cap	$15.2 Billion
Weighted average market cap	$15.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Argan, Inc.	3.8%
MKS, Inc.	3.2
Coherent Corp.	3.2
EMCOR Group, Inc.	2.8
Monolithic Power Systems, Inc.	2.7
Kodiak Gas Services, Inc.	2.5
TechnipFMC, PLC	2.4
Power Integrations, Inc.	2.0
Flowserve Corp.	1.7
Old National Bancorp	1.5

Sector Allocation (% of Net Assets)

Table Summary
Finance	24.5%
Industrial Services	14.4
Producer Manufacturing	14.3
Electronic Technology	12.2
Health Technology	6.4
Process Industries	3.9
Non-Energy Minerals	2.7
Health Services	2.2
Others	13.1
Cash and other net assets	6.3
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

 Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.85% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.90% (reduced to 0.85% effective March 1, 2025). The fee reduction formalizes this lower rate on a contractual basis.

C000153296
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	S
Trading Symbol	SDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Small Cap Dividend Growth Fund - Class S returned +32.62%, underperforming the Russell 2000® Index's return of +40.78%.  The Fund’s gross dividend yield (before deducting Fund expenses) was +1.51% as of June 30, 2026, compared to +1.17% for the Russell 2000® Index.  During the period, the combination of stock selection and an underweight position in the health technology sector was the largest detractor from performance.  Laggards included Atricure (-15%), Lantheus (-37%), Vericel, and STERIS.  In addition, within the producer manufacturing sector, our positions in AeroVironment (-42%), Crane, Carlisle Companies, and Huntington Ingalls and an underweight position in Bloom Energy (+1165%) negatively impacted stock selection.  Conversely, strong stock selection in the industrial services and electronic technology sectors augmented returns over the period.  Strong performers in these sectors included Argan (+264%), Kodiak (+129%), MKSI, and Coherent.

Line Graph [Table Text Block]
Table Summary
	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
6/16	$10,000	$10,000	$10,000
6/17	11,546	11,851	12,460
6/18	12,440	13,602	14,649
6/19	12,341	14,824	14,164
6/20	11,933	15,792	13,226
6/21	17,629	22,767	21,429
6/22	14,724	19,610	16,029
6/23	17,066	23,327	18,002
6/24	19,458	28,721	19,812
6/25	21,355	33,114	21,334
6/26	28,320	40,672	30,034

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class S	32.62%	9.94%	10.97%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%

AssetsNet	$ 54,765,939
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 388,063
InvestmentCompanyPortfolioTurnover	12.75%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$54,765,939
# of Portfolio Holdings	94
Portfolio Turnover Rate	12.75%
Investment Advisory Fees Paid	$388,063
Weighted average market cap	$15.2 Billion
Weighted average market cap	$15.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Argan, Inc.	3.8%
MKS, Inc.	3.2
Coherent Corp.	3.2
EMCOR Group, Inc.	2.8
Monolithic Power Systems, Inc.	2.7
Kodiak Gas Services, Inc.	2.5
TechnipFMC, PLC	2.4
Power Integrations, Inc.	2.0
Flowserve Corp.	1.7
Old National Bancorp	1.5

Sector Allocation (% of Net Assets)

Table Summary
Finance	24.5%
Industrial Services	14.4
Producer Manufacturing	14.3
Electronic Technology	12.2
Health Technology	6.4
Process Industries	3.9
Non-Energy Minerals	2.7
Health Services	2.2
Others	13.1
Cash and other net assets	6.3
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

 Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.85% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.25% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.90% (reduced to 0.85% effective March 1, 2025). The fee reduction formalizes this lower rate on a contractual basis.

C000009598
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$175	1.50%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Small Cap Growth Fund returned +33.94%, underperforming the Russell 2000 Growth® Index's return of +38.74%.  During the period, stock selection and an underweight position in the health technology sector were the largest detractors from performance.  Laggards included AtriCure, PROCEPT, and Insulet.  Stock selection in the producer manufacturing and health services sectors also detracted from returns in the period, driven by laggards AeroVironment (-42%), Encompass (-17%), and Addus (-13%).  Conversely, strong stock selection and an overweight position in the electronic tech sector augmented returns over the period, driven by strong performers Coherent (+342%), Ciena (+503%), MKS (+350%), and Monolithic Power (+90%).   Relative returns were also augmented by stock selection and a significant overweight position in the industrial services sector, driven by strong performers Argan (+264%) and Kodiak (+129%).

Line Graph [Table Text Block]
Table Summary
	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
6/16	$10,000	$10,000	$10,000
6/17	11,906	11,851	12,440
6/18	13,416	13,602	15,160
6/19	14,281	14,824	15,086
6/20	15,092	15,792	15,610
6/21	22,585	22,767	23,628
6/22	16,810	19,610	15,729
6/23	19,670	23,327	18,644
6/24	21,999	28,721	20,347
6/25	23,011	33,114	22,326
6/26	30,821	40,672	30,976

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	33.94%	6.42%	11.91%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

Material Change Date	Jun. 30, 2026
AssetsNet	$ 144,600,538
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,904,009
InvestmentCompanyPortfolioTurnover	15.42%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$144,600,538
# of Portfolio Holdings	88
Portfolio Turnover Rate	15.42%
Investment Advisory Fees Paid	$1,904,009
Weighted average market cap	$31.8 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Arista Networks, Inc.	5.3%
Coherent Corp.	4.8
MKS, Inc.	4.1
Argan, Inc.	4.0
Monolithic Power Systems, Inc.	3.9
Ciena Corp.	3.5
EMCOR Group, Inc.	3.4
TechnipFMC, PLC	2.8
Kodiak Gas Services, Inc.	2.6
Casey's General Stores, Inc.	2.4

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	22.6%
Industrial Services	15.8
Producer Manufacturing	15.0
Health Technology	10.8
Finance	6.3
Retail Trade	4.1
Non-Energy Minerals	4.1
Technology Services	3.6
Others	14.0
Cash and other net assets	3.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2026.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2026.
C000009595
Shareholder Report [Line Items]
Fund Name	Sit International Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit International Growth Fund returned +16.43%, underperforming the MSCI EAFE Index's return of +20.23%.  Capital goods, banks, and consumer durables & apparel hurt returns, while semiconductors & semiconductor equipment, pharmaceuticals biotechnology & life sciences, and materials contributed positively.  Our capital goods holdings of Rheinmetall (-46%) and BAE Systems (-4%); banks underweight and not owning HSBC Holdings (+65%) underperformed.  On the positives, semiconductors & semiconductor equipment’s ASML Holding (+150%), and Samsung Electronics (+392%); pharmaceuticals biotechnology & life sciences’ AstraZeneca (+34%) and not owning Novo Nordisk (-28%); and materials’ Lynas Rare Earths (+122%) helped performance.  By geographic regions, country allocation was negative for Japan and the United Kingdom, yet positive for Asia Pacific Ex-Japan and the Euroland.

Line Graph [Table Text Block]
Table Summary
	Sit International Growth Fund	MSCI EAFE Index
6/16	$9,057	$10,000
6/17	10,202	12,027
6/18	10,617	12,850
6/19	10,994	12,988
6/20	11,261	12,322
6/21	15,110	16,308
6/22	11,573	13,410
6/23	13,688	15,927
6/24	14,879	17,765
6/25	17,694	20,914
6/26	22,439	25,146

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit International Growth Fund	16.43%	6.11%	8.42%
MSCI EAFE Index	20.23%	9.05%	9.66%

AssetsNet	$ 36,333,885
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 288,642
InvestmentCompanyPortfolioTurnover	7.61%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$36,333,885
# of Portfolio Holdings	76
Portfolio Turnover Rate	7.61%
Investment Advisory Fees Paid	$288,642
Weighted average market cap	$390.7 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	24.6%
Finance	15.7
Producer Manufacturing	15.3
Health Technology	9.3
Consumer Non-Durables	4.4
Non-Energy Minerals	4.1
Technology Services	4.1
Consumer Services	3.6
Utilities	3.4
Others	12.9
Cash and other net assets	2.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
Broadcom, Inc.	10.0%
ASML Holding NV	5.6
Schneider Electric SE	3.6
Iberdrola SA	3.1
Safran SA	2.8
Samsung Electronics Co., Ltd., GDR	2.7
Siemens AG	2.8
Shell, PLC, ADR	2.6
DBS Group Holdings, Ltd.	2.4
AstraZeneca, PLC	2.4

Country Allocation (% of Net Assets)

Table Summary
United Kingdom	14.0%
United States	10.7
France	10.4
Germany	9.7
Japan	8.5
Switzerland	5.9
Netherlands	5.8
Australia	5.0
Singapore	4.7
Canada	3.9
Others	18.8
Cash and other net assets	2.6
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the Fund's investment management fee was contractually set at 0.85% of average daily net assets. Prior to this date, the Fund's contractual management fee was 1.50% of average daily net assets, with the investment adviser voluntarily absorbing expenses to limit the effective rate to 0.85%. The fee reduction formalizes this lower rate on a contractual basis.

C000009597
Shareholder Report [Line Items]
Fund Name	Sit Developing Markets Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$117	0.95%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Developing Markets Growth Fund returned +45.95%, outperforming the MSCI Emerging Markets Index's return of +40.90%.  Industry allocation helped contribute to its strong performance, as the industries of banks, semiconductors & semiconductor equipment, and energy contributed positively to returns.  On the contrary, consumer services, and software & services hurt performance.  Our bank holding of DBS Group Holdings (+52%); semiconductor & semiconductor equipment stocks of Samsung Electronics (+391%) and Taiwan Semiconductor Manufacturing (+111%); and energy underweight helped returns.  On the negatives, consumer services’ Trip.com Group (-32%); and software & services’ Sea Ltd (-40%) and Globant (-68%) contributed negatively.  By country, our India underweight, South Korea, and Hong Kong had positive relative performance while South Africa and Taiwan were negative.

Line Graph [Table Text Block]
Table Summary
	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
6/16	$10,000	$10,000
6/17	12,456	12,118
6/18	14,317	12,822
6/19	13,683	12,647
6/20	13,983	11,930
6/21	18,429	16,481
6/22	13,603	11,997
6/23	14,476	11,863
6/24	15,710	13,023
6/25	18,828	14,660
6/26	27,480	20,656

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	45.95%	8.32%	10.64%
MSCI Emerging Markets Index	40.90%	4.62%	7.52%

AssetsNet	$ 14,472,585
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 113,792
InvestmentCompanyPortfolioTurnover	4.13%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$14,472,585
# of Portfolio Holdings	45
Portfolio Turnover Rate	4.13%
Investment Advisory Fees Paid	$113,792
Weighted average market cap	$843.9 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	52.4%
Finance	15.3
Technology Services	6.3
Retail Trade	4.8
Consumer Services	3.8
Investment Companies	3.3
Non-Energy Minerals	3.0
Producer Manufacturing	2.8
Others	3.8
Cash and other net assets	4.5
Total	100.0%

Top 10 Equity (% of Net Assets)

Table Summary
Taiwan Semiconductor Co.	18.5%
Samsung Electronics Co., Ltd.	14.0
SK Hynix, Inc.	6.8
Broadcom, Inc.	6.4
Flex, Ltd.	3.9
iShares MSCI India ETF	3.4
Tencent Holdings, Ltd.	3.1
DBS Group Holdings, Ltd.	2.8
Naspers, Ltd.	2.5
Singapore Technologies Engineering, Ltd.	2.4

Country Allocation (% of Net Assets)

Table Summary
South Korea	23.7%
Taiwan	22.3
China/Hong Kong	12.8
Singapore	9.9
United States	6.4
India	5.2
South Africa	4.5
Peru	2.1
Brazil	1.5
Mexico	1.4
Others	5.7
Cash and other net assets	4.5
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

 Effective November 1, 2025, the Fund's investment management fee was contractually reduced to 0.95% of average daily net assets. Prior to this date, the Fund's contractual management fee was 2.00% of average daily net assets, with the investment adviser voluntarily limiting the effective rate to 0.95%. The fee reduction formalizes this lower rate on a contractual basis.